Report of the Directors - Adjusted balance sheet reconciliation (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018 [1]	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Consolidation Items [Line Items]
Loans and advances to customers (net)	$ 981,696	$ 949,737	$ 962,964		$ 861,504
Interests in associates and joint ventures	22,407	21,802	22,744	$ 20,029	20,029
Assets	2,558,124	2,518,430	2,521,771		2,374,986
Customer accounts	1,362,643	$ 1,360,227	1,364,462		1,272,386
Operating Segments, Including Adjustments
Consolidation Items [Line Items]
Loans and advances to customers (net)	981,696		928,841		876,370
Interests in associates and joint ventures	22,407		22,019		20,026
Assets	2,558,124		2,443,037		2,417,599
Customer accounts	$ 1,362,643		1,321,629		1,290,193
Currency translation
Consolidation Items [Line Items]
Loans and advances to customers (net)			34,123		(14,866)
Interests in associates and joint ventures			725		3
Assets			78,734		(42,613)
Customer accounts			$ 42,833		$ (17,807)

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.